1(212) 318-6095

thomaspeeney@paulhastings.com

May 22, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Gabelli SRI Fund, Inc. (formerly, Gabelli ESG Fund, Inc.) (the “Fund”)
File Nos. 333-141093; 811-22026

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-named Fund do not differ from those contained in Post-Effective Amendment No. 28 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. The Amendment was filed electronically on May 19, 2023 (Accession No. 0001193125-23-149505).

If you have any questions concerning this filing, you may contact the undersigned at the number above.

Sincerely,

/s/ Thomas D. Peeney

Thomas D. Peeney for PAUL HASTINGS LLP

cc:	Michael R. Rosella — Paul Hastings LLP

John C. Ball — Gabelli Funds, LLC

Peter Goldstein — Gabelli Funds, LLC